Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 6,877	$ 26,514	$ 33,086
Income tax (provision) benefit	1,856	6,119	7,562
Total stock-based compensation, net of tax	5,021	20,395	25,524
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	(1,137)	2,131	1,923
Cost of product sales
Stock-Based Compensation
Stock-based compensation expense before income taxes	(282)	430	445
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	(4,162)	21,409	27,702
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ (1,296)	$ 2,544	$ 3,016